Regulatory Inspection of facilities	12 Months Ended
Mar. 31, 2022
Regulatory Inspection Of Facilities [Abstract]
Regulatory Inspection of facilities

3
8
. Regulatory Inspection of facilities

Tabulated below are the details of the U.S. FDA inspections carried out at other facilities of the Company:

Month a nd year	Unit	Details of observations
January 2019	Formulations Srikakulam Plant (SEZ) Unit I	Four observations were noted. The Company responded to the observations and an EIR indicating the closure of audit for this facility was issued by the U.S. FDA i n April 2019.
January 2019	API manufacturing Plant at Miryalaguda, Nalgonda
One observation was noted. The Company responded to the observation.
In May 2019, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as Voluntary Action Initiated (“VAI”).

January 2019	Formulations manufacturing facility at Bachupally, Hyderabad
Eleven observations were noted. The Company responded to the observations in January 2019.
In April 2019, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

March 2019	Aurigene Discovery Technologies Limited, Hyderabad	No observations noted. In June 2019, the Company received an EIR from the U.S. FDA indicating the closure of audit for this facility.
June 2019	Formulations manufacturing plants, Duvvada {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2(FTO IX)}	Two observations were noted. The Company responded to the observations. In September 2019, an EIR was issued by the U.S. FDA indicating the closure of audit of these facilities.

Month and year	Unit	Details of observations
July 2019	API Hyderabad plant 2, Bollaram, Hyderabad
Five observations were noted during U.S. FDA inspection. The Company responded to the observations in August 2019.
In October 2019, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

August 2019	Formulations manufacturing plants, (Vizag SEZ plant 1) , Duvvada, Visakhapatnam (FTO VII)
Eight
observations were noted. The Company responded to the observations in September 2019
.
In February 2020
, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

August 2019	Formulations manufacturing facility at Shreveport, Louisiana, U.S.A
No
observations were noted.
In October 2019
, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as No
Action Initiated (“NAI”).

October 2019	API Srikakulam plant (SEZ), Andhra Pradesh	Four observations were noted. The Company responded to the observations in November 2019 . In May 2020 , an EIR was issued by the U.S. FDA indicating the closure of the audit.
February 2020	Formulations Srikakulam Plant (SEZ) Unit I	No observations were noted. In May 2020 , an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as NAI.
February 2020	Formulations manufacturing facility at Bachupally, Hyderabad (FTO Unit III)
One
observation was noted. The Company responded to the observation in March 2020
.
In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as VAI.

February 2020	Integrated Product Development Organization (IPDO) at Bachupally, Hyderabad	No observation was noted. In May 2020 , an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as NAI.
March 2020	API manufacturing Plant at Miryalaguda, Nalgonda
Three
observations were noted. The Company responded to the observations in March 2020
.
In April 2020
, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as VAI.

March 2021	API Middleburgh Plant, New York, United States	Three observations were noted. In February 2022, an EIR was issued by the U.S. FDA indicating the closure of the audit.
April 2021	Integrated Product Development Organization (IPDO), Bachupally, Hyderabad, India	No observations noted. EIR/Remote Record Review Summary was received on August 10, 2021 and the U.S. FDA concluded that this remote record review is closed.
October 2021	Formulations manufacturing facilities {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2 (FTO IX ) } at Duvvada, Visakhapatnam, India	Eight observations were noted. In February 2022, an EIR was issued by the U.S. FDA indicating the closure of the audit.